Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventories consist of the following
Raw materials	$ 1,307,005	$ 571,100	$ 428,000
Work in process	1,179	0
Finished goods	776,969	0	7,000
Inventory gross	2,085,153	571,100	435,000
Less: Allowance	(372,967)	(114,200)	(85,400)
Inventory	$ 1,712,186	$ 456,900	$ 349,600